RELATED PARTY TRANSACTIONS - Accounts receivable from affiliated corporations (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Total receivables	$ 13.7	$ 9.7
Parent
RELATED PARTY TRANSACTIONS
Accounts receivable	1.9	2.2
Interest receivable	2.3
Dividends receivable	5.0	5.0
Corporations under common control
RELATED PARTY TRANSACTIONS
Accounts receivable	$ 4.5	$ 2.5